Fair value of financial liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
At carrying value [member]
Financial liabilities measured at amortized cost [abstract]
Loans and borrowings including lease liabilities	€ 127,939	€ 106,037	€ 94,557
Trade payables	18,517	18,667	15,670
Other liabilities excl. written put option on NCI	3,187	778	1,133
Total financial liabilities measured at amortized cost	149,643	125,482	111,360
Financial liabilities measured at fair value [abstract]
Contingent consideration	0	450	905
Cash settled share based payments	0	786	351
Written put option on NCI	875	845	788
Derivatives	478	194	8
Total financial liability measured at fair value	1,353	2,275	2,052
Total non-current	112,549	94,521	85,276
Total current	38,447	33,236	28,136
At fair value [member]
Financial liabilities measured at amortized cost [abstract]
Loans and borrowings including lease liabilities	128,930	105,026	95,351
Trade payables	18,517	18,667	15,670
Other liabilities excl. written put option on NCI	3,187	778	1,133
Total financial liabilities measured at amortized cost	150,634	124,471	112,154
Financial liabilities measured at fair value [abstract]
Contingent consideration	0	450	905
Cash settled share based payments	0	786	351
Written put option on NCI	875	845	788
Derivatives	478	194	8
Total financial liability measured at fair value	1,353	2,275	2,052
Total non-current	112,288	93,289	85,890
Total current	€ 39,699	€ 33,457	€ 28,316